Note 8 - Long-Term Debt and Related Maturities and Interest Rates (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Carrying Value	$ 677	$ 677
Current Portion, Long-term Debt [Member]
Debt Instrument [Line Items]
Carrying Value	4	5
Long-term Debt [Member]
Debt Instrument [Line Items]
Carrying Value	$ 673	672
Term Note [Member] | Current Portion, Long-term Debt [Member]
Debt Instrument [Line Items]
Weighted-Average Effective Interest Rate	7.56%
Carrying Value	$ 4	4
Line of Credit [Member] | Current Portion, Long-term Debt [Member]
Debt Instrument [Line Items]
Weighted-Average Effective Interest Rate	2.42%
Carrying Value		1
Term Note 7.56% [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Weighted-Average Effective Interest Rate	7.56%
Carrying Value	$ 400	403
Term Note 11.04% [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Weighted-Average Effective Interest Rate	11.04%
Carrying Value	$ 270	$ 269
Other Long-term Debt [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Weighted-Average Effective Interest Rate	6.07%
Carrying Value	$ 3